DEBT - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Oct. 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Dec. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Dec. 31, 2022	May 31, 2022	Dec. 31, 2021	Aug. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 1,314,193				$ 1,380,673
Deferred charges	(11,666)				(10,606)			$ (10,650)		$ (11,378)
Total debt	1,302,527				1,370,067			$ 1,120,856		$ 1,262,345
Current portion of long-term debt	(113,848)				(109,309)
Long-term portion of debt	1,188,679				1,260,758
$155.0M Loan And Revolving Facility
Debt Instrument [Line Items]
Principal amount	150,000	$ 150,000
Long-term debt	100,000				0
$180.0 M Term Loan Facility
Debt Instrument [Line Items]
Principal amount	180,000		$ 180,000
Long-term debt	174,381				0
$360.0M Loan And Revolving Facility
Debt Instrument [Line Items]
Principal amount	360,000			$ 360,000
Long-term debt	282,216				0
$85.0 M Term Loan Facility
Debt Instrument [Line Items]
Principal amount	85,000
Long-term debt	83,028				0
$40.0 million term loan
Debt Instrument [Line Items]
Principal amount	40,000					$ 40,000
Long-term debt	37,500				39,500
$80.0 million term loan
Debt Instrument [Line Items]
Principal amount	80,000						$ 80,000
Long-term debt	74,000				78,000
$233.0 million term loan
Debt Instrument [Line Items]
Principal amount	233,000		$ 233,000
Long-term debt	0				181,368
$250.0 million term loan
Debt Instrument [Line Items]
Principal amount	250,000
Long-term debt	173,588				224,021
$275.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	275,000								$ 275,000
Long-term debt	169,718				241,830
$175.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	175,000
Long-term debt	0				127,297
$260.0 million lease financing
Debt Instrument [Line Items]
Principal amount	260,000										$ 260,000
Long-term debt	219,762				232,143
$304.0 million term loan and revolving facility
Debt Instrument [Line Items]
Principal amount	304,000			304,000
Long-term debt	0				197,926
$120.0 million term loan
Debt Instrument [Line Items]
Principal amount	120,000			$ 120,000
Long-term debt	$ 0				$ 58,588